FORMIDABLE FORTRESS ETF

Schedule of InvestmentsDecember 31, 2022 (unaudited)

1

QUARTERLY REPORT

FORMIDABLE FORTRESS ETF

		Shares	Fair Value
89.29%	COMMON STOCKS

10.07%	COMMUNICATIONS SERVICES
	Activision Blizzard, Inc.	17,838	$1,365,499
	Take-Two Interactive Software, Inc. (A)	9,730	1,013,185
			2,378,684

3.23%	CONSUMER DISCRETIONARY
	Garmin Ltd.	3,753	346,365
	Gentex Corp.	15,240	415,595
			761,960

5.36%	CONSUMER STAPLES
	Monster Beverage Corp. (A)	12,468	1,265,876

1.94%	ENERGY
	Texas Pacific Land Corp.	195	457,125

10.56%	FINANCIAL
	Erie Indemnity Co.	1,407	349,949
	First American Financial Corp.	7,709	403,489
	Houlihan Lokey, Inc.	2,696	234,983
	MarketAxess Holdings, Inc.	1,650	460,168
	The Progressive Corp.	8,068	1,046,500
			2,495,089

17.78%	HEALTH CARE
	Bio-Rad Laboratories, Inc. (A)	889	373,815
	Chemed Corp.	925	472,148
	Regeneron Pharmaceuticals, Inc. (A)	1,737	1,253,228
	United Therapeutics Corp. (A)	1,589	441,885
	Vertex Pharmaceuticals, Inc. (A)	4,292	1,239,444
	West Pharmaceutical Services, Inc.	1,782	419,394
			4,199,914

16.83%	INDUSTRIAL
	A.O. Smith Corp.	7,778	445,213
	Expeditors International of Washington, Inc.	3,255	338,260
	Fastenal Co.	7,076	334,836
	Graco, Inc.	6,903	464,296
	Landstar System, Inc.	2,063	336,063
	Robert Half International, Inc.	9,125	673,699
	Snap-on, Inc.	3,623	827,819
	Stanley Black & Decker, Inc.	7,387	554,911
			3,975,097

QUARTERLY REPORT

FORMIDABLE FORTRESS ETF

Schedule of Investments - continuedDecember 31, 2022 (unaudited)

		Shares	Fair Value
16.52%	INFORMATION TECHNOLOGY
	Amdocs Ltd.	10,908	$991,537
	Automatic Data Processing, Inc.	4,285	1,023,515
	Cisco Sysems, Inc.	20,051	955,230
	Jack Henry & Associates, Inc.	2,302	404,139
	Maximus, Inc.	7,174	526,069
			3,900,490

7.00%	REAL ESTATE
	Gaming and Leisure Properties	15,348	799,478
	Public Storage	3,045	853,179
			1,652,657

89.29%	TOTAL COMMON STOCKS		21,086,892

	PURCHASED OPTIONS

0.31%	PUT PURCHASED OPTIONS

	Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
	SPDR S&P 500 ETF Trust	15	573,645	378.00	12/29/22	$15
	SPDR S&P 500 ETF Trust	105	4,015,515	365.00	01/19/23	21,000
	SPDR S&P 500 ETF Trust	100	3,824,300	370.00	01/19/23	29,600
	SPDR S&P 500 ETF Trust	50	1,912,150	375.00	01/19/23	21,500
						72,115

0.31%	TOTAL PURCHASED OPTIONS					72,115

89.60%	TOTAL INVESTMENTS					21,159,007
10.40%	Other assets, net of liabilities					2,457,724
100.00%	NET ASSETS					$23,616,731

(A)Non-income producing

FORMIDABLE FORTRESS ETF

Schedule of Investments - continuedDecember 31, 2022 (unaudited)

QUARTERLY REPORT

-0.14%	OPTIONS WRITTEN

-0.08%	PUT OPTIONS
	Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
	SPDR S&P 500 ETF Trust	15	573,645	358.00	12/29/22	$(15)
	SPDR S&P 500 ETF Trust	205	7,839,815	350.00	01/19/23	(12,710)
	SPDR S&P 500 ETF Trust	50	1,912,150	360.00	01/19/23	(6,650)

-0.08%	TOTAL PUT OPTIONS WRITTEN					(19,375)

-0.06%	CALL OPTIONS
	MarketAxess Holdings, Inc.	5	139,445	310.00	01/19/23	(2,400)
	The Progressive Corp.	30	389,130	140.00	01/19/23	(450)
	Regeneron Pharmaceuticals, Inc.	5	360,745	820.00	01/19/23	(1,500)
	Robert Half Internatinational, Inc.	30	221,490	85.00	01/19/23	(750)
	Stanley Black & Decker, Inc.	30	225,360	90.00	01/19/23	(450)
	Take-Two Interactive Software, Inc.	40	416,520	120.00	01/19/23	(920)
	United Therapeutics Corp.	5	139,045	310.00	01/19/23	(2,400)
	Activision Blizzard, Inc.	25	191,375	85.00	02/16/23	(1,350)
	Cisco Systems, Inc.	50	23,820	52.50	02/16/23	(1,600)
	Fastenal Co.	20	94,640	52.50	02/16/23	(600)
	West Pharmaceutical Services, Inc.	6	141,210	270.00	02/16/23	(2,250)
						(14,670)

-0.06%	TOTAL CALL OPTIONS WRITTEN					(14,670)

-0.14%	TOTAL OPTIONS WRITTEN					(34,045)

QUARTERLY REPORT

FORMIDABLE FORTRESS ETF

Schedule of Investments - continuedDecember 31, 2022 (unaudited)

In accordance with U.S. GAAP, “fair value” is defined as the price that a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. Various inputs are used in determining the value of a Fund’s investments. U.S. GAAP established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of December 31, 2022:

	Level 1	Level 2	Level 3
	Quoted Prices	Other Significant Observable Inputs	Significant Unobservable Inputs	Total
Common Stocks	$21,086,892	$—	$—	$21,086,892
Options Purchased	—	72,115	—	72,115
Total Investments	$21,086,892	$72,115	$—	$21,159,007
Options Written	$—	$(34,045)	$—	$(34,045)

The Fund held no Level 3 securities at any time during the period.

There were no transfers into or out of Levels 1 and 2 during the period ended December 31, 2022.

At December 31, 2022 the cost of investments for Federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. Cost of securities for Federal income tax purpose is $21,649,500 and the related tax-based net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$1,395,468
Gross unrealized depreciation	(1,920,006)
Net unrealized appreciation	$(524,538)